Touchstone High Yield Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield Index (reflects no deductions for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.62%	4.50%	6.52%
ICE BofA High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	4.48%	6.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	3.01%	4.58%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.47%	0.75%	2.37%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.36%	1.29%	2.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.72%	2.90%	4.45%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	3.93%	5.34%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	4.04%	5.43%

[1]	The Fund changed its additional index to the Bloomberg U.S. Corporate High Yield Index which has similar investment objectives to the Fund.